Bank Loans and Notes Payables - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions			12 Months Ended
	Aug. 18, 2017 USD ($)	Mar. 14, 2016 EUR (€)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Losses on exchange differences on translation of foreign operations, net of tax			$ 14,482	$ 737	[1]	$ 30,763	$ (2,234)
Borrowings			128,518			$ 137,336
Ireland [member]
Disclosure of detailed information about borrowings [line items]
Losses on exchange differences on translation of foreign operations, net of tax			1,259
8.27% Debt Bonds Maturing on 2021 [member]
Disclosure of detailed information about borrowings [line items]
Face amount			$ 2,500
Maturity date			2021	2021
Fixed interest rate			8.27%					8.27%
5.46% Debt Bonds Maturing on 2023 [member]
Disclosure of detailed information about borrowings [line items]
Face amount			$ 7,500
Maturity date			2023	2023
Fixed interest rate			5.46%					5.46%
4.63% Senior Notes Maturing on February Fifteen Two Thousand Twenty [member]
Disclosure of detailed information about borrowings [line items]
Face amount								$ 500
Maturity date			February 15, 2020	February 15, 2020
Fixed interest rate			4.63%					4.63%
Two Point Three Eight Percentage Senior Notes Maturing On November Twenty Six Two Thousand Eighteen [member]
Disclosure of detailed information about borrowings [line items]
Face amount								$ 445
Maturity date			November 26, 2018	November 26, 2018
Fixed interest rate			2.38%					2.38%
Three Point Eight Eight Percentage Senior Notes Maturing On November Twenty Six Two Thousand Twenty Three [member]
Disclosure of detailed information about borrowings [line items]
Face amount								$ 900
Maturity date			November 26, 2023	November 26, 2023
Fixed interest rate			3.88%					3.88%
5.25% Senior Notes Maturing On November 26, 2045 [member]
Disclosure of detailed information about borrowings [line items]
Face amount								$ 600
Maturity date			November 26, 2043	November 26, 2043
Fixed interest rate			5.25%					5.25%
1.75% Senior Notes [member]
Disclosure of detailed information about borrowings [line items]
Face amount | €		€ 1,000
Maturity date		7 years
Fixed interest rate		1.75%
Basis points over the relevant benchmark mid-swap		155
Total yield percentage		1.824%
2.38% debt bonds maturing on 2018 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	2018
Fixed interest rate	2.38%
Repayment of bonds	$ 555
Borrowings	$ 445
TIIE plus 0.5% debt bonds maturing on 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Face amount			$ 1,500
Maturity date			2022	2022
Basis points over the relevant benchmark mid-swap			0.25	0.25
7.87% debt bonds maturing on 2027 [member]
Disclosure of detailed information about borrowings [line items]
Face amount			$ 8,500
Maturity date			2027	2027
Fixed interest rate			7.87%					7.87%

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3